CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation - 8% Convertible Debenture [Member]	Sep. 09, 2013 USD ($) $ / shares
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation [Line Items]
Stock price used for valuation (in Dollars per share) | $ / shares	$ 6.125
211.4 shares issued per $1,000 of face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	$ 4,532,241
Less the face value of the convertible debenture	(3,500,000)
Intrinsic value of the derivative conversion feature	$ 1,032,241